Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Noncurrent Liabilities [Abstract]
Long-term debt
2022 2021
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 99,355 99,336
Series G - 4.19 % debentures due June 24, 2024 499,407 499,010
Series H - 2.95 % debentures due October 21, 2027 398,238 397,904
Total $ 997,000 $ 996,250
The table below represents currently scheduled maturities of long-term debt:
2023 2024 2025 2026 2027 Thereafter Total
$ - 499,407 - - 398,238 99,355 $ 997,000